Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Preliminary allocation of the fair value of the Valspar acquisition
The preliminary allocation of the fair value of the Acquisition is summarized in the following table. Allocations are based on the acquisition method of accounting and in-process third-party valuation appraisals. The allocation of the fair value will be finalized within the allowable measurement period.

(millions of dollars)

Cash	$129.1
Accounts receivable	817.5
Inventories	684.5
Indefinite-lived trademarks	775.9
Finite-lived intangible assets	5,071.8
Goodwill	5,675.2
Property, plant and equipment	833.0
All other assets	231.1
Accounts payable	(553.2)
Long-term debt	(1,603.5)
Deferred taxes	(2,028.9)
All other liabilities	(1,093.1)
Total	$8,939.4
Total, net of cash	$8,810.3

Pro forma information

	2017	2016
Net sales	$16,634,913	$15,861,367
Net income from continuing operations	1,854,613	1,008,138
Net income per common share from continuing operations
Basic	$19.96	$10.98
Diluted	$19.54	$10.67